Equity and Partners' Capital - Calculation of Net Income Per Unit Table (details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Unit [Line Items]
Net income attributable to Western Gas Partners, LP	$ 134,421	[1]	$ 192,758	[1]	$ 145,928	[1]
Pre-acquisition net (income) loss allocated to Anadarko	(27,435)	[1]	(52,599)	[1]	(31,797)	[1]
General partner interest in net (income) loss	(28,089)	[1],[2]	(8,599)	[1],[2]	(3,067)	[1],[2]
Limited partners' interest in net income	78,897	[1],[2]	131,560	[1],[2]	111,064	[1],[2]
Common [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income	78,897		110,542		68,410
Common [Member] | Limited Partners Member
Net income per unit - basic and diluted
Net income per unit - basic and diluted	$ 0.84	[1]	$ 1.64	[1]	$ 1.66	[1]
Weighted average units outstanding - basic and diluted
Weighted average units outstanding - basic and diluted	93,936		67,333		41,287
Subordinated [Member]
Earnings Per Unit [Line Items]
Limited partners' interest in net income			$ 21,018		$ 42,654
Subordinated [Member] | Limited Partners Member
Net income per unit - basic and diluted
Net income per unit - basic and diluted			$ 1.28	[1],[3]	$ 1.61	[1],[3]
Weighted average units outstanding - basic and diluted
Weighted average units outstanding - basic and diluted			16,431		26,536

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Represents net income for periods including and subsequent to the acquisition of the Partnership assets (as defined in Note 1). See Note 4.
[3]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. See Note 4.